Related parties’ transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Related parties’ transactions [Abstract]
Related parties’ transactions

11.    Related parties’ transactions

The Group had the following balances with related parties consisted of the following:

Names of the related parties	Relationship with the Company
Shenzhen Fanhuo Life Science Co., Ltd (“Shenzhen Feellife”)	Affiliate directly controlled by Principal shareholder of the Company
Shenzhen LFS Nebulizer Medical Co., Ltd. (“Shenzhen LFS”)	Affiliate directly controlled by Principal shareholder of the Company
Feel Life Co., Ltd (“Feel Life”)	Affiliate controlled by Shenzhen LFS
Cpresso, LLC (“Cpresso”)	Controlled by Shenzhen LFS
FGP Group Inc. (“FGP”)	Controlled by Shenzhen LFS
Vplus Health Inc. (“Vplus”)	Controlled by Shenzhen LFS
Hooloo Lab Inc. (“Hooloo”)	Controlled by CEO of the Group
FL GLOBE LTD (“FL GLOBE”)	Controlled by CEO of the Group
Joincare Healthcare Technology Ltd(“Joincare”)	Controlled by FL MEDICAL
IOTA.INC(“IOTA”)	Controlled by CEO of the Group
FEELLIFE HOLDING LTD (“FEELLIFE HOLDING”)	Controlled by FL MEDICAL
Shenzhen Huacheng General Quality Inspection Co., Ltd (“Shenzhen Huacheng”)	Controlled by CEO of PAPA Health

(a) Amounts due from a related party

	As of
	September 30, 2025	December 31, 2024
	(Unaudited)
Cpresso, LLC(i)	$11,000	$11,000

____________

(i)      Amounts due from Cpresso, LLC was rental deposit.

(b) Amounts due to related parties

	As of
	September 30, 2025	December 31, 2024
	(Unaudited)
Shenzhen Feellife(1)	$3,884,798	$4,826,976

____________

(1)      As of September 30, 2025 and December 31, 2024, amounts due to Shenzhen Feellife included payables for the purchase of consumable Hemp cannabinoid E-vapors, packaging materials, and mould equipment from Shenzhen Feellife. Additionally, the Group transferred net amounts due from twelve related parties, namely FGP, Cpresso, Vplus, Shenzhen LFS, Feel Life, Hooloo, FL MEDICAL, FL GLOBE, Joincare, IOTA, FEELLIFE HOLDING and Shenzhen Huacheng totaling US$908,723, for the nine months ended September 30, 2025 and US$374,951 for the year ended on December 31, 2024 to Shenzhen Feellife based on the Debit Waiver Agreement dated April 1, 2024, respectively:

(i)      As of September 30, 2025 and December 31, 2024, amounts due from FGP of nil and US$1,150 were transferred to Shenzhen Feellife by the Group, respectively. There was no material transaction occurred between FGP and the Company for the nine months ended September 30, 2025 and 2024.

(ii)     As of September 30, 2025 and December 31, 2024, amounts due from Cpresso of nil and US$44,981. There was no material transaction occurred between Cpresso and the Company for the nine months ended September 30, 2025 and 2024, respectively.

(iii)    As of September 30, 2025 and December 31, 2024, amounts due form Vplus of US$21,277 and US$7,811 were transferred from Vplus to Shenzhen Feellife by the Group, respectively.

As of September 30, 2025 , transferred trade receivables amounting to US$276 due from Vplus to Shenzhen Feellife, by the Group.

(iv)    As of September 30, 2025 and December 31, 2024, non-trade amounts due from Shenzhen LFS of US$40,207 and US$1,359,494 were transferred to Shenzhen Feellife by the Group, respectively.

As of September 30, 2025, transferred trade receivables amounting to US$606,176 due from Shenzhen LFS to Shenzhen Feellife, by the Group.

As of December 31, 2024, trade payables amounting to US$1,164,895 due to Shenzhen LFS to Shenzhen Feellife, by the Group.

For the period ended September 30, 2025, there was a total of advance collection of US$113,202 by Shenzhen LFS on behalf of PAPA HEALTH for product sales of the Group. For the year ended December 31, 2024, there was a total of advance collection of US$1,390,714 by Shenzhen LFS on behalf of PAPA HEALTH for product sales of the Group.

(v)      As of September 30, 2025 and December 31, 2024, amounts due from Feel Life of nil and US$96,650 were transferred to Shenzhen Feellife by the Group, respectively. No material transactions occurred between Feel Life and the Company during the nine months ended September 30, 2025, or during the year ended December 31, 2024.

(vi)    As of September 30, 2025, amounts due from Hooloo of US$8,526 were transferred to Shenzhen Feellife by the Company. As of December 31, 2024, amounts due from Hooloo of US$21,950 is transferred to Shenzhen Feellife by the Company. No material transactions occurred between Hooloo and the Company during the nine months ended September 30, 2025, or during the year ended December 31, 2024.

(vii)   As of September 30, 2025, and December 31, 2024, amounts due from FL MEDICAL of US$2,650 and $950 were transferred to Shenzhen Feellife by the Group, respectively. No material transactions occurred between FL MEDICAL and the Company during the nine months ended September 30, 2025, or during the year ended December 31, 2024.

(viii)  As of September 30, 2025, and December 31, 2024, amounts due from FL Globe of US$2,650 and US$950 were transferred to Shenzhen Feellife by the Group, respectively. No material transactions occurred between FL Globe and the Company during the nine months ended September 30, 2025, or the year ended December 31, 2024.

(ix)    As of September 30, 2025 and December 31, 2024, amounts due from Joincare of US$2,650 and US$950 were transferred to Shenzhen Feellife by the Company. No material transactions occurred between Joincare and the Company during the nine months ended September 30, 2025, or during the year ended December 31, 2024.

(x)      As of September 30, 2025, and December 31, 2024, amounts due from IOTA of US$213,263 and US$1,310 were transferred to Shenzhen Feellife by the Group, respectively.

As of September 30, 2025 , transferred trade receivables amounting to $9,469 due from Vplus to Shenzhen Feellife, by the Group. There was no material transaction between Vplus and the Company for the nine months ended September 30, 2025 and for the year ended December 31, 2024.

(xi)    As of September 30, 2025, and December 31, 2024, amounts due from FEELLIFE HOLDING of nil and $3,650 were transferred to Shenzhen Feellife by the Group, respectively. No material transactions occurred between FEELLIFE HOLDING and the Company during the nine months ended September 30, 2025, or during the year ended December 31, 2024.

(xii)   As of September 30, 2025, and December 31, 2024, amounts due from Shenzhen Huacheng of US$579 and nil were transferred to Shenzhen Feellife by the Group, respectively. No material transactions occurred between Shenzhen Huacheng and the Company during the nine months ended September 30, 2025, or during the year ended December 31, 2024.

(c) Related parties’ transaction

	For the three months ended September 30,		For the nine months ended September 30,
	2025	2024	2025	2024
	(Unaudited)		(Unaudited)
Revenue generated from related parties
Shenzhen Feellife	$11,428	$—	$15,677	$7,566

Purchase from related parties
Shenzhen Feellife	$947,818	$456,756	$2,271,778	$1,833,502

Service expenses
Shenzhen Feellife(i)	$522,491	$617,803	$1,891,259	$1,526,746

Rental expenses
Cpresso, LLC	$113,250	$24,000	$339,750	$72,000

(i)      On January 1, 2022, PAPA Health entered into a four-year business process outsourcing service agreement (“the Agreement”) with Shenzhen Feellife, pursuant to which Shenzhen Feellife was entitled to provide the business process outsourcing services including but not limited to product technology research and development, marketing, production management, etc. for PAPA Health’s business operation purpose. Pursuant to the Agreement, the service expense is calculated based on the actual salary, social security and other labor cost incurred by the staff arranged by Shenzhen Feellife and confirmed by PAPA Health, and the payment is settled quarterly by PAPA Health.

11.    Related parties’ transactions

The Group had the following balances with related parties consisted of the following:

Names of the related parties	Relationship with the Company
Shenzhen Fanhuo Life Science Co., Ltd (“Shenzhen Feellife”)	Affiliate directly controlled by Principal shareholder of the Company
Shenzhen LFS Nebulizer Medical Co., Ltd. (“Shenzhen LFS”)	Affiliate directly controlled by Principal shareholder of the Company
Feel Life Co., Ltd (“Feel Life”)	Affiliate controlled by Shenzhen LFS
Cpresso, LLC (“Cpresso”)	Controlled by Shenzhen LFS
FGP Group Inc. (“FGP”)	Controlled by Shenzhen LFS
Vplus Health Inc. (“Vplus”)	Controlled by Shenzhen LFS
Hooloo Lab Inc. (“Hooloo”)	Controlled by CEO of the Group
FL GLOBE LTD (“FL GLOBE”)	Controlled by CEO of the Group
Joincare Healthcare Technology Ltd(“Joincare”)	Controlled by FL MEDICAL
IOTA.INC (“IOTA”)	Controlled by CEO of the Group
FEELLIFE HOLDING LTD(“FEELLIFE HOLDING”)	Controlled by FL MEDICAL

(a) Amounts due from a related party

	As of December 31,
	2024	2023
Cpresso, LLC(i)	$11,000	$11,000

____________

(i)      Amounts due from Cpresso, LLC was rental deposit.

(b) Amounts due to related parties

	As of December 31,
	2024	2023
Shenzhen Feellife*	$4,826,976	$4,573,213

____________

*        As of December 31, 2024 and 2023, amounts due to Shenzhen Feellife included payables for the purchase of consumable E-vapors, packaging materials, and mould equipment from Shenzhen Feellife. Additionally, the Group transferred net amounts due from eleven related parties, namely FGP, Cpresso, Vplus, Shenzhen LFS, Feel Life and Hooloo, FL MEDICAL, FL GLOBE, Joincare, LIFE SCIENCE, FEELLIFE HOLDING totaling $374,951 for the year ended December 31, 2024 and $548,009 for the year ended December 31, 2023 to Shenzhen Feellife based on the Debit Waiver Agreement dated April 1, 2024, respectively:

(i)      As of December 31, 2024 and 2023, amounts due from FGP of $1,150 and $1,250 were transferred to Shenzhen Feellife by the Group, respectively. There was no material transaction occurred between FGP and the Group for the years ended December 31, 2024 and 2023.

(ii)     As of December 31, 2024 and 2023, amounts due from Cpresso of $44,981 and amounts due to Cpresso of $51,928, respectively, were transferred from Cpresso to Shenzhen Feellife by the Group. There was no material transaction occurred between Cpresso and the Group for the years ended December 31, 2024 and 2023.

(iii)    As of December 31, 2024 and 2023, amounts due form Vplus of $7,811 and amounts due to Vplus of $60,275 were transferred from Vplus to Shenzhen Feellife by the Group, respectively. There was no material transaction occurred between Vplus and the Group for the years ended December 31, 2024. For the years ended December 31, 2023, there was a total of funds transfer in of $335,000 by Vplus for the Group’s business operation purpose, partially offset by the advance collection $278,859 by Vplus on behalf of the Group for product sales of the Group.

(iv)    As of December 31, 2024 and 2023, non-trade amounts due from Shenzhen LFS of $1,359,494 and $781,903 were transferred to Shenzhen Feellife by the Group, respectively. For the years ended December 31, 2024, there was a total of advance collection of $1,390,714 by Shenzhen LFS on behalf of the Group for product sales of the Group. For the year ended December 31, 2023, there was a total of advance collection of $1,473,875 by Shenzhen LFS on behalf of the Group for product sales of the Group, partially offset by advance payment of $616,568 by Shenzhen LFS on behalf of the Group for its miscellaneous expenses, as well as an additional advance collection of $117,813 by the Group on behalf of Shenzhen LFS for its product sales.

As of December 31, 2024 and 2023, trade amounts due to Shenzhen LFS of $1,164,895 and $559,269 were transferred to Shenzhen Feellife by the Group, respectively. For the years ended December 31, 2024 and 2023, the Group has a total amount of $1,164,895 and $559,269 inventory purchase from Shenzhen LFS.

(v)      As of December 31, 2024 and 2023, amounts due from Feel Life of $96,650 and $436,328 were transferred to Shenzhen Feellife by the Group, respectively. For the year ended December 31, 2024, the Group has a total amount of $117,650 for daily funds advance payment by the Group for Feel Life’s business operation purpose. For the year ended December 31, 2023, the Group has a total amount of $436,328 for daily funds advance payment by the Group for Feel Life’s business operation purpose.

(vi)    As of December 31, 2024 and 2023, amounts due from Hooloo of $21,950 and nil were transferred to Shenzhen Feellife by the Group, respectively. There was no material transaction occurred between Hooloo and the Group for the years ended December 31, 2024 and 2023.

(vii)   As of December 31, 2024 and 2023, amounts due from FL MEDICAL of $950 and nil were transferred to Shenzhen Feellife by the Group, respectively. There was no material transaction occurred between FL MEDICAL and the Group for the years ended December 31, 2024 and 2023.

(viii)  As of December 31, 2024 and 2023, amounts due from FL GLOBE of $950 and nil were transferred to Shenzhen Feellife by the Group, respectively. There was no material transaction occurred between FL GLOBE and the Group for the years ended December 31, 2024 and 2023.

(ix)    As of December 31, 2024 and 2023, amounts due from Joincare of $950 and nil were transferred to Shenzhen Feellife by the Group, respectively. There was no material transaction occurred between Joincare and the Group for the years ended December 31, 2024 and 2023.

(x)      As of December 31, 2024 and 2023, amounts due from IOTA of $1,310 and nil were transferred to Shenzhen Feellife by the Group, respectively. There was no material transaction occurred between LIFE SCIENCE and the Group for the years ended December 31, 2024 and 2023.

(xi)    As of December 31, 2024 and 2023, amounts due from FEELLIFE HOLDING of $3,650 and nil were transferred to Shenzhen Feellife by the Group, respectively. There was no material transaction occurred between FEELLIFE HOLDING and the Group for the years ended December 31, 2024 and 2023.

(c) Related parties’ transaction

	For the years ended December 31,
	2024	2023
Revenue generated from related parties
Shenzhen Feellife	$12,621	$15,837
	$12,621	$15,837

Sale of fixed assets to related parties
Shenzhen Feellife	$—	$95,173
	$—	$95,173

Purchase from related parties
Shenzhen Feellife	$4,186,353	$2,380,350
	$4,186,353	$2,380,350
	For the years ended December 31,
	2024	2023
Service expenses
Shenzhen Feellife(i)	$2,240,245	$1,624,431
	$2,240,245	$1,624,431

Rental expenses
Cpresso, LLC	$96,000	$96,000
	$96,000	$96,000

____________

(i)      On January 1, 2022, PAPA Health entered into a four-year business process outsourcing service agreement (“the Agreement”) with Shenzhen Feellife, pursuant to which Shenzhen Feellife was entitled to provide the business process outsourcing services including but not limited to product technology research and development, marketing, production management, etc. for PAPA Health’s business operation purpose. Pursuant to the Agreement, the service expense is calculated based on the actual salary, social security and other labor cost incurred by the staff arranged by Shenzhen Feellife and confirmed by PAPA Health, and the payment is settled quarterly by PAPA Health.